Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	(1.40%)	0.00%	(0.40%)	0.00%	0.00%	0.00%	0.00%
Change in valuation allowance					$ (5,004,696)	$ (3,141,971)	$ (2,382,742)
Probability Of Uncertain Tax Benefits To Be Recognized Percentage					50.00%
Unrecognized Tax Benefits					$ 0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					0	0	0
Operating Loss Carryforwards					40,150,911
Current income tax expense	$ 490,376	$ 0	$ 620,084	$ 0	0	$ 0	$ 0
BR
Income Tax Contingency [Line Items]
Operating Loss Carryforwards					26,462,849
US
Income Tax Contingency [Line Items]
Operating Loss Carryforwards					13,688,062
Zanite Acquisition Corp [Member]
Income Tax Contingency [Line Items]
Change in valuation allowance					$ 5,002,331